FAIR VALUE MEASUREMENTS - Significant Unobservable Inputs (Details) - Level 3	Dec. 31, 2025
Expected volatility | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	55.32
Expected volatility | Minimum | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	44.03
Expected volatility | Maximum | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	51.61
Risk free interest rate | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.95
Risk free interest rate | Minimum | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.29
Risk free interest rate | Maximum | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.36
Convertible Senior Notes | Expected volatility | Minimum | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	34.79
Convertible Senior Notes | Expected volatility | Maximum | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	52
Convertible Senior Notes | Risk free interest rate | Minimum | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.29
Convertible Senior Notes | Risk free interest rate | Maximum | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.5
Foreign exchange option | Expected volatility | Minimum
FAIR VALUE MEASUREMENTS
Unobservable inputs	3.27
Foreign exchange option | Expected volatility | Maximum
FAIR VALUE MEASUREMENTS
Unobservable inputs	6.05
Foreign exchange option | Risk free interest rate | Minimum
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.2
Foreign exchange option | Risk free interest rate | Maximum
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.34